Information Related to Allowance for Doubtful Receivables (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 1,213,000	¥ 100,000,000	¥ 114,000,000	¥ 82,000,000
Increase due to change in scope of consolidation (Note 7)				28,000,000
Charged to costs and expenses	109,000	9,000,000	13,000,000	36,000,000
Balances written-off/reversed	(473,000)	(39,000,000)	(27,000,000)	(32,000,000)
Balance at the end of the year	$ 849,000	¥ 70,000,000	¥ 100,000,000	¥ 114,000,000